Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 2,211	$ 16,017
Prepaid tax	2,070	3,080
Insurance	2,346
Capacity fee	2,002
Other current assets	2,001	9,008
Prepaid expenses and other current assets	$ 10,630	$ 28,105